Stockholders' Equity, Note (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Common stock authorized to be issued	300,000,000	300,000,000	300,000,000
Par value of common stock	$ 0.001	$ 0.001	$ 0.001
Preferred stock authorized to be issued	50,000,000	50,000,000	50,000,000
Par value of preferred stock	$ 0.001	$ 0.001	$ 0.001
Common stock unissued (payable)	729,000	662,200	2,513,820
Stock issued for consulting services
Common stock issued	1,170,853	1,533,499
Value or proceeds received for stock issuance	$ 1,558,500	$ 769,677
Common stock unissued (payable)	365,853
Common stock cancelled	50,000
Services rendered and unissued 2012
Common stock issued		550,000
Cash proceeds stock
Common stock issued		5,865,000
Value or proceeds received for stock issuance		3,165,625
Shares unissued		465,250
Stock Issued for accrued legal fees
Common stock issued		898,952
Value or proceeds received for stock issuance		449,476
Stock to be Issued for Asset Acquisition
Common stock issued	1,642,000	3,500,000
Value or proceeds received for stock issuance	3,004,861	3,132,500
Shares unissued		750,000
Settlement of litigation
Common stock issued		1,424,075
Stock to be issued, CEO compensation and bonus
Common stock issued	243,490
Value or proceeds received for stock issuance	572,225
Common stock unissued (payable)	23,490			121,000
Stock to be issued for Cash
Common stock issued	3,790,000
Value or proceeds received for stock issuance	1,895,000
Common stock unissued (payable)	300,000
Stock issued for Accrued Legal Fees
Common stock issued	322,958
Value or proceeds received for stock issuance	581,324
Stock to be issued, CFO compensation
Common stock issued	14,500
Stock to be issued, Employee compensation
Common stock issued	30,000
Value or proceeds received for stock issuance	$ 55,200
Stock Issued for Asset Acquisition
Common stock issued	1,445,000
Common stock unissued (payable)	197,052